Document and Entity Information	Feb. 24, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001561660
Document Type	8-K
Document Period End Date	Feb. 24, 2020
Entity Registrant Name	PATTERN ENERGY GROUP INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36087
Entity Tax Identification Number	90-0893251
Entity Address, Address Line One	1088 Sansome Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	283-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock
Trading Symbol	PEGI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false